Related Party - Related Party Transactions (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Key Management Personnel
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 4,283	€ 3,937
Long-term employee benefits	111
Post-employment benefits	239	278
Share-based compensation	121	2,952
Key management personnel compensation, Total	4,754	7,167
Other Related Party Transactions
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Total	€ 100	€ 100